CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Treasury stock purchases	Additional paid in capital	Statutory Reserves	Accumulated other comprehensive loss	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2022	$ 446,986,892	$ 22,213	$ 976	$ (2,172,819)	$ 495,705,684	$ 6,171,627	$ (2,231,411)	$ (50,366,734)	$ (142,644)
Beginning balance (in shares) at Dec. 31, 2022		2,221,403,067	97,611,722	10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		16,431,728
Issuance of Class A ordinary shares upon settlement of share-based awards	69,756	$ 164			69,592
Share-based compensation	4,506,170				4,504,775				1,395
Foreign currency translation adjustment	(6,136,206)						(6,147,353)		11,147
Accretion of redeemable non-controlling interests	(261,961)				(248,863)				(13,098)
Net income (loss)	21,322,680							21,398,122	(75,442)
Ending balance at Jun. 30, 2023	466,487,331	$ 22,377	$ 976	$ (2,172,819)	500,031,188	6,171,627	(8,378,764)	(28,968,612)	(218,642)
Ending balance (in shares) at Jun. 30, 2023		2,237,834,795	97,611,722	10,429,305
Beginning balance at Dec. 31, 2023	488,715,518	$ 22,528	$ 976	$ (2,172,819)	505,448,080	8,511,039	(3,232,993)	(19,600,434)	(260,859)
Beginning balance (in shares) at Dec. 31, 2023		2,252,892,845	97,611,722	10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		19,669,645
Issuance of Class A ordinary shares upon settlement of share-based awards	43,951	$ 197			43,754
Share-based compensation	4,984,285				4,982,528				1,757
Foreign currency translation adjustment	(7,700,848)						(7,707,159)		6,311
Accretion of redeemable non-controlling interests	(321,220)				(305,159)				(16,061)
Net income (loss)	15,208,135							15,228,528	(20,393)
Ending balance at Jun. 30, 2024	$ 500,929,821	$ 22,725	$ 976	$ (2,172,819)	$ 510,169,203	$ 8,511,039	$ (10,940,152)	$ (4,371,906)	$ (289,245)
Ending balance (in shares) at Jun. 30, 2024		2,272,562,490	97,611,722	10,429,305